CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Issued capital [member]	Net Income Loss [Member]	Retained earnings [member]	Net Parent Investment [Member]	Other Reserve [Member]	Shares Premium [Member]	Accumulated other comprehensive income [member]	Total [Member]	Non-controlling interests [member]	Total
Balance at December 31, 2020 (SEJO) (*) at Dec. 31, 2018	€ 60		€ (1,505)	€ (17,904)				€ (19,349)	€ (1)	€ (19,350)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year		(16,191)						(16,191)	98	(16,093)
Other comprehensive income/(loss) for the year							(160)	(160)		(160)
Total comprehensive income/ (loss) for the year		(16,191)					(160)	(16,351)	98	(16,253)
Appropriation of result		16,191	(16,191)
Change in net Parent investment (Note 9) (*)				4,270				4,270		4,270
Balance at December 31, 2021 (*) at Dec. 31, 2019	60		(17,696)	(13,634)			(160)	(31,430)	97	(31,333)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year		(16,274)						(16,274)	(5)	(16,279)
Other comprehensive income/(loss) for the year							1,109	1,109		1,109
Total comprehensive income/ (loss) for the year		(16,274)					1,109	(15,165)	(5)	(15,170)
Appropriation of result		16,274	(16,274)
Change in net Parent investment (Note 9) (*)				6,578				6,578		6,578
Balance at December 31, 2021 (*) at Dec. 31, 2020	60		(33,970)	(7,056)			949	(40,017)	92	(39,925)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year		(68,067)						(68,067)	54	(68,013)
Other comprehensive income/(loss) for the year							(1,134)	(1,134)		(1,134)
Total comprehensive income/ (loss) for the year	60	(68,067)	(33,970)	(7,056)			(185)	(109,218)	146	(109,072)
Change in net Parent investment (Note 9) (*)				55,154				55,154		55,154
Elimination of SEJO equity (former holding company) (*)	(60)				60
Incorporation of the new Parent at June 4, 2021 (Note 1)	30							30		30
Reclassification of net Parent investment (Note 9) (*)				7,056	(7,056)
Reclassification to other reserves (Note 9) (*)				(55,154)	55,154
SEJO contribution (Note 9)	29,970				(29,970)
DD3 contribution (Note 9)	15,122					106,920		122,042		122,042
Balance at December 31, 2021 (*) at Dec. 31, 2021	€ 45,122	€ (68,067)	€ (33,970)		€ 18,188	€ 106,920	€ (185)	€ 68,008	€ 146	€ 68,154